Separate information on the main office, parent entity and joint action agreements (Tables)	12 Months Ended
Dec. 31, 2025
Separate Information On The Main Office, Parent Entity And Joint Action Agreements
Schedule of Parent's stand-alone assets and liabilities
5.1    Parent’s stand-alone assets and liabilities

Parent’s stand-alone assets and liabilities	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Assets	10,801,540	9,794,433
Liabilities	(5,110,278)	(4,633,614)
Equity	5,691,262	5,160,819